Exhibit 99.10

JPM Loan ID	Exception ID	Exception ID Date	Condition Category	Condition Standardized Description	Condition ID	Alternative Condition Grade	Status	Condition Custom Description	Cleared Date	Compensating Factors	Comments	Loan Status	Moody's Final Exception Level Grade	Fitch Final Exception Level Grade	S&P Final Exception Level Grade	Kroll Final Exception Level Grade	DBRS Final Exception Level Grade
300125037	210151	04/06/2016	Compliance	Missing Initial Loan Estimate	TRID 0128	1	Closed	No initial or any subsequent Loan Estimates provided in file. Disclosure Tracking (pg 16) reflects an LE was sent on 2/16/2016, however not provided in the file.	04/13/2016	Verified reserves - Post closing reserves of $199,595.02, 24 months of verified reserves. ; Verified employment history - Verified xx yrs self employed pg 547. ; Low DTI - Low DTI of 25.76%.	4/12/2016 - Received a copy of LE dated 2/16/2016, which is dated within 3 business days of the application date (Monday Federal Holiday). TRID 0128 Exception Cleared.	Approved	A	A	A	A	A
300125037	210167	04/06/2016	Compliance	Missing Intent to Proceed	TRID 0130	1	Closed	Missing evidence that borrower acknowledged an Intent to Proceed. Intent to Proceed section of Disclosure Tracking Summary (pg 16) is not complete.	04/13/2016	Verified reserves - Post closing reserves of $199,595.02, 24 months of verified reserves. ; Verified employment history - Verified xx yrs self employed pg 547. ; Low DTI - Low DTI of 25.76%.	4/12/2016 -Exception cleared based on the lenders documented intent to proceed date listed on the attached Conversation Log.	Approved	A	A	A	A	A
300125037	210169	04/06/2016	Compliance	Missing E-Sign Disclosure	TRID 0134	1	Closed	No evidence that borrower was provided with E-sign disclosure.	04/12/2016	Verified reserves - Post closing reserves of $199,595.02, 24 months of verified reserves. ; Verified employment history - Verified xx yrs self employed pg 547. ; Low DTI - Low DTI of 25.76%.	4/12/16 - Missing LE now provided via TRID 0128 is not e-signed. TRID 0134 Exception Cleared.	Approved	A	A	A	A	A
300125037	210170	04/06/2016	Compliance	No proof borrower(s) can receive documents via the electronic method as intended	TRID 0135	1	Closed	Missing evidence that borrower was provided with E-Sign Disclosure, thus unable to determine if intent to use electronic delivery method for the borrowers was evident.	04/12/2016	Verified reserves - Post closing reserves of $199,595.02, 24 months of verified reserves. ; Verified employment history - Verified xx yrs self employed pg 547. ; Low DTI - Low DTI of 25.76%.	4/12/16 - Missing LE now provided via TRID 0128 is not e-signed. TRID 0135 Exception Cleared.	Approved	A	A	A	A	A
300125037	210172	04/06/2016	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $1,400,000 is supported. No post closing CDA provided.	04/12/2016	Verified reserves - Post closing reserves of $199,595.02, 24 months of verified reserves. ; Verified employment history - Verified xx yrs self employed pg 547. ; Low DTI - Low DTI of 25.76%.
4/11/16 - Received 3rd Party Desk Review that reflects original appraisal value of $1,400,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.
												Approved	A	A	A	A	A
300125037	210174	04/06/2016	Credit	Missing Closing Protection Letter in File	TITL 0005	1	Closed	No Closing Protection Letter provided from title insurer.	04/12/2016	Verified reserves - Post closing reserves of $199,595.02, 24 months of verified reserves. ; Verified employment history - Verified xx yrs self employed pg 547. ; Low DTI - Low DTI of 25.76%.	4/12/16 - Received response from lender of: "CPL". Attached is Closing Protection Letter from title insurer. TITL 0005 Exception Cleared.	Approved	A	A	A	A	A
300125037	211012	04/13/2016	Compliance	Missing Evidence of Re-disclosure and a valid COC for an increase in the "Cannot Increase Category" fee(s) from the prior disclosed Loan Estimate/Closing Disclosure.	TRID 0119	1	Closed
The amounts disclosed on the last Closing Disclosure for the following fee(s) have increased above the amount disclosed on the Loan Estimate sent on 2016-02-16: Tax Related Service Fee increased from $85 to $122.
									04/13/2016	Verified reserves - Post closing reserves of $199,595.02, 24 months of verified reserves. ; Verified employment history - Verified xx yrs self employed pg 547. ; Low DTI - Low DTI of 25.76%.	4/13/2016 - No re-disclosure to borrower is necessary if the correction is disclosed on the final CD at consummation. TRID 0119 Exception Cleared.	Approved	A	A	A	A	A
300125037	211015	04/13/2016	Compliance	Last Closing Disclosure Total Interest Percentage (TIP) < System Calculated	TRID 0077	1	Closed	The Last Closing Disclosure Total Interest Percentage (TIP) of (58.222%) is less than the system calculated TIP of (59.755%). The difference is (1.533%).	04/14/2016	Verified reserves - Post closing reserves of $199,595.02, 24 months of verified reserves. ; Verified employment history - Verified xx yrs self employed pg 547. ; Low DTI - Low DTI of 25.76%.	4/13/2016 - TIP 58.222% confirmed with lender provided index rate of 1.117%. TRID 0077 Exception Cleared.	Approved	A	A	A	A	A
300125037	211023	04/13/2016	Compliance	State Prohibitive Fee	COMP 0040	1	Closed	The Washington Consumer Loan Act prohibits any fee other than a Loan Origination Fee, Loan Discount, or Commitment Fee to be paid by the Borrower to the Lender.	04/14/2016	Verified reserves - Post closing reserves of $199,595.02, 24 months of verified reserves. ; Verified employment history - Verified xx yrs self employed pg 547. ; Low DTI - Low DTI of 25.76%.	4/13/2016 -Lender is stating not considered Prohibitive fees as defined by the creditor. COMP 0040 Exception Cleared.;	Approved	A	A	A	A	A
300247538	274090	01/09/2017	Credit	Missing Copy of Unexpired, Government-issued ID	CRED 0105	1	Closed	Government issued ID not found in file	02/06/2017
Low DTI - Verified low DTI of 19.07%. ; Verified employment history - B1 has been employed with current employer since xx. B2 has been employed with current employer since xx.   ; Verified housing payment history - Excellent verified housing payment history - 87 months 0x30 mortgage history per credit report.
											2/3/17 - Received "CIP" form reflecting lenders signature and date to confirm both borrowers identity was previously documented based on prior relationship. CRED 0105 Exception Cleared.	Approved	A	A	A	A	A
300247538	274114	01/09/2017	Compliance	Missing Affiliated Business Disclosure	COMP 0010	1	Closed	Missing Affiliated Business Disclosure or evidence lender has no affiliations.	02/07/2017
Low DTI - Verified low DTI of 19.07%. ; Verified employment history - B1 has been employed with current employer since xx. B2 has been employed with current employer since xx.   ; Verified housing payment history - Excellent verified housing payment history - 87 months 0x30 mortgage history per credit report.
											2/7/2016 - Exception re-reviewed. Lender previously confirmed that there are no affiliated business relationships to disclose, thus no ABD is required. COMP 0010 Exception Cleared;	Approved	A	A	A	A	A
300247538	274116	01/09/2017	Compliance	Missing E-Sign Disclosure	TRID 0134	1	Closed	Missing eDisclosure. Evidence of esign in file	03/24/2017
Low DTI - Verified low DTI of 19.07%. ; Verified employment history - B1 has been employed with current employer since xx. B2 has been employed with current employer since xx.   ; Verified housing payment history - Excellent verified housing payment history - 87 months 0x30 mortgage history per credit report.
											1/23/2017 - eDisclosures were accepted prior to the application date. TRID 0134 Exception Cleared;	Approved	A	A	A	A	A
300247538	274117	01/09/2017	Compliance	No proof borrower(s) can receive documents via the electronic method as intended	TRID 0135	1	Closed	Missing evidence an Electronic Document Delivery Disclosure was issued prior to the delivery of any disclosures sent electronically.	03/24/2017
Low DTI - Verified low DTI of 19.07%. ; Verified employment history - B1 has been employed with current employer since xx. B2 has been employed with current employer since xx.   ; Verified housing payment history - Excellent verified housing payment history - 87 months 0x30 mortgage history per credit report.
											1/23/2017 - eDisclosures were accepted prior to the application date. TRID 0135 Exception Cleared;	Approved	A	A	A	A	A
300247538	274133	01/09/2017	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis. No post closing CDA provided.	03/24/2017
Low DTI - Verified low DTI of 19.07%. ; Verified employment history - B1 has been employed with current employer since xx. B2 has been employed with current employer since xx.   ; Verified housing payment history - Excellent verified housing payment history - 87 months 0x30 mortgage history per credit report.
											2/7/2016 - Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.	Approved	A	A	A	A	A
300247538	274135	01/09/2017	Compliance	Missing Initial Disclosure(s)	COMP 0006	1	Closed	Right to Receive Appraisal Disclosure is missing in file.	02/07/2017
Low DTI - Verified low DTI of 19.07%. ; Verified employment history - B1 has been employed with current employer since xx. B2 has been employed with current employer since xx.   ; Verified housing payment history - Excellent verified housing payment history - 87 months 0x30 mortgage history per credit report.
											1/23/2017 - Attached initial LE Other Considerations section satisfies the right to appraisal requirements. COMP 0006 Exception Cleared;	Approved	A	A	A	A	A
300247538	274142	01/09/2017	Credit	Missing Closing Protection Letter in File	TITL 0005	1	Closed	Missing Closing Protection Letter. None found in file.	02/06/2017
Low DTI - Verified low DTI of 19.07%. ; Verified employment history - B1 has been employed with current employer since xx. B2 has been employed with current employer since xx.   ; Verified housing payment history - Excellent verified housing payment history - 87 months 0x30 mortgage history per credit report.
											2/3/17 - Received CPL. TITL 0005 Exception Cleared.	Approved	A	A	A	A	A
300247538	274170	01/09/2017	Credit	Underwriting Loan Approval is Deficient	APRV 0010	1	Closed	Underwriter Summary reflects transaction as Cash Out, however, both AUS and 1008 reflect transaction as Limited Cash Out.	02/06/2017
Low DTI - Verified low DTI of 19.07%. ; Verified employment history - B1 has been employed with current employer since xx. B2 has been employed with current employer since xx.   ; Verified housing payment history - Excellent verified housing payment history - 87 months 0x30 mortgage history per credit report.
											2/3/17 - Received response of Underwriter Summary reflecting the addition of "limited" to the purpose of cash out. APRV 0010 Exception Cleared.	Approved	A	A	A	A	A
300247538	274182	01/09/2017	Credit	Fraud report alerts have not been addressed	FRAUD 0001	1	Closed	Missing complete copy of fraud report with all alerts addressed.	02/07/2017
Low DTI - Verified low DTI of 19.07%. ; Verified employment history - B1 has been employed with current employer since xx. B2 has been employed with current employer since xx.   ; Verified housing payment history - Excellent verified housing payment history - 87 months 0x30 mortgage history per credit report.

2/7/2017 - Received property report for the county assessor to evidence that the borrowers have no ownership interest in the property listed in the fraud report potential property ownership issue. FRAUD 0001 Exception Cleared;
												Approved	A	A	A	A	A
300178872	223558	06/01/2016	Credit	Final 1003 Application is Incomplete	APP 0002	1	Closed
Final 1003 (pg 971) is missing the following:
1) Signature section on Page 4 is not signed by the borrowers or Loan Officer.
 2) NMLS for Loan Originator and Loan Originator Company were not provided on Page 4 of Loan Application.
									07/15/2016	Verified reserves - Post closing reserves of $67,355.44. 17 months of verified PITI reserves. ; Verified credit history - 790/785 qualifying credit scores. No derogatory credit.	6/23/2016 - Attached is a complete copy of the borrower / loan officer signed Final 1003 Application listing the loan originator and loan originator company NMLS IDs. APP 0002 Exception Cleared.;	Approved	A	A	A	A	A
300178872	223561	06/01/2016	Compliance	Missing LE/CD Due to Rate Lock (12 CFR 1026.37(a)(13)(ii))	TRID 0164	1	Closed	Rate Lock document (pg 540) reflects rate was floating. No other rate lock document provided.	07/15/2016	Verified reserves - Post closing reserves of $67,355.44. 17 months of verified PITI reserves. ; Verified credit history - 790/785 qualifying credit scores. No derogatory credit.
6/10/2016 - Disclosure Comparison confirms rate lock on 1/13/2016 , thus confirming that the LE issued on 1/13/2016 was issued within the required 3 business days of rate lock. TRID 0164 Exception Cleared.
												Approved	A	A	A	A	A
300178872	223570	06/01/2016	Compliance	No proof borrower(s) can receive documents via the electronic method as intended	TRID 0135	1	Closed	Missing copy of E-Sign Disclosure signed by the borrowers.	06/16/2016	Verified reserves - Post closing reserves of $67,355.44. 17 months of verified PITI reserves. ; Verified credit history - 790/785 qualifying credit scores. No derogatory credit.
6/14/2016 - Lenders acknowledgment of Borrowers eConsent (pg 435) dated on the Lenders application date that was presented in the original loan file is sufficient to clear the exception. TRID 0135 Exception Cleared.;
												Approved	A	A	A	A	A
300178872	223571	06/01/2016	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $750,000 is supported. No post closing CDA provided.	06/06/2016	Verified reserves - Post closing reserves of $67,355.44. 17 months of verified PITI reserves. ; Verified credit history - 790/785 qualifying credit scores. No derogatory credit.	6/2/2016 - Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.	Approved	A	A	A	A	A
300178872	223591	06/01/2016	Credit	Missing Employment doc (VVOE)	CRED 0006	1	Closed	Borrower is less than 25% owner of partnership and is not considered Self Employed per Appendix Q.	07/15/2016	Verified reserves - Post closing reserves of $67,355.44. 17 months of verified PITI reserves. ; Verified credit history - 790/785 qualifying credit scores. No derogatory credit.	6/24/2016 - Attached is a pre-consummation dated voe for B1 confirming 24 months employment and evidencing no 30+ day employment gap.CRED 0006 Exception Cleared.	Approved	A	A	A	A	A
300178872	223617	06/01/2016	Credit	Unacceptable Mortgage History	CRED 0001	2	Acknowledged	Missing Verification of these mortgages from 10/1/2015 to 2/2016 with no 30 day late payments.		Verified reserves - Post closing reserves of $67,355.44. 17 months of verified PITI reserves. ; Verified credit history - 790/785 qualifying credit scores. No derogatory credit.	6/10/2016 - Post-consummation dated documentation is accepted since it does not pertain to debt or income used for qualifying. CRED 0001 Exception is Overridden to EV2.	Approved	B	B	B	B	B
300178872	223639	06/01/2016	Property	Appraisal Value is not supported by comparables	APPR 0039	2	Acknowledged
Per Lender Guidelines (pg 7), Gross adjustments should not exceed twenty-five percent (25%) of the sales price of the comparable, while net adjustments should not exceed fifteen percent (15%) of the sales price of the comparable.
										Verified reserves - Post closing reserves of $67,355.44. 17 months of verified PITI reserves. ; Verified credit history - 790/785 qualifying credit scores. No derogatory credit.
6/28/2016 - Received email correspondence from Client acknowledging the appraisal adjustment exception due to CDA in the file supporting the value along with compensating factors of the borrowers job stability and excellent mortgage history. APPR 0039 Overridden to EV2.
												Approved	B	B	B	B	B
300178872	223643	06/01/2016	Credit	Missing Required Fraud Tool	CRED 0089	1	Closed	Missing comprehensive Fraud Report with detail of any alerts and evidence that all alerts have been cleared.	06/28/2016	Verified reserves - Post closing reserves of $67,355.44. 17 months of verified PITI reserves. ; Verified credit history - 790/785 qualifying credit scores. No derogatory credit.	6/17/2016- All exceptions on Fraud report have been addressed. CRED 0089 Exception Cleared.	Approved	A	A	A	A	A
300178872	229321	06/24/2016	Compliance	LE or CD NMLS Information is Deficient	TRID 0138	2	Acknowledged	Note (pg 286) and Deed of Trust (861) do not list the Loan Officers Name and NMLS ID.		Verified reserves - Post closing reserves of $67,355.44. 17 months of verified PITI reserves. ; Verified credit history - 790/785 qualifying credit scores. No derogatory credit.	7/14/2016 - Copy of corrected and re-recorded DOT and corrected Note was previously received via stips on 7/12. TRID 0138 Exception Overridden to EV2.	Approved	B	B	B	B	B
300228231	271829	12/29/2016	Credit	Initial 1003 Application is Incomplete	APP 0004	1	Closed	Missing initial or final 1003 signed by lenders loan officer. No 1003 document in file has been signed by loan officer.	02/02/2017
Low LTV/CLTV/HCLTV - 68.15% LTV/CLTV. ; Verified credit history - 770/751 qualifying credit scores. No material derogatory credit. Credit file dates back to 1/1992. ; Verified housing payment history - 132 months of current and prior mortgage history paid 0x30.
											2/1/2017 - Exception is cleared with the attached loan originator signed Initial and Final 1003 / Applications. APP 0004 Exception Cleared;	Approved	A	A	A	A	A
300228231	271878	12/29/2016	Credit	Missing Required Fraud Tool	CRED 0089	1	Closed	Missing comprehensive fraud report.	02/06/2017
Low LTV/CLTV/HCLTV - 68.15% LTV/CLTV. ; Verified credit history - 770/751 qualifying credit scores. No material derogatory credit. Credit file dates back to 1/1992. ; Verified housing payment history - 132 months of current and prior mortgage history paid 0x30.
											2/3/2017 - " Exception is cleared with the attached comprehensive fraud report reflecting low risk Borrower Score 995 / Low Risk Property Score 1000. CRED 0089 Exception Cleared;	Approved	A	A	A	A	A
300228231	271906	12/29/2016	Compliance	Affiliated Business Disclosure Not Provided Within 3 Business Days of Application	COMP 0035	1	Closed	Missing evidence that borrower was provided with Affiliated Business Disclosure within 3 days of application.	02/02/2017
Low LTV/CLTV/HCLTV - 68.15% LTV/CLTV. ; Verified credit history - 770/751 qualifying credit scores. No material derogatory credit. Credit file dates back to 1/1992. ; Verified housing payment history - 132 months of current and prior mortgage history paid 0x30.
											1/23/2017 - Exception is cleared with the attached copy of the Affiliated Business Disclosure that is dated within 3 days from the Application date. COMP 0035 Exception Cleared;	Approved	A	A	A	A	A
300228231	271907	12/29/2016	Compliance	"Consumer Handbook on Adjustable Rate Mortgages" Not Provided	COMP 0037	1	Closed	No evidence that borrower was provided with CHARM booklet.	02/01/2017
Low LTV/CLTV/HCLTV - 68.15% LTV/CLTV. ; Verified credit history - 770/751 qualifying credit scores. No material derogatory credit. Credit file dates back to 1/1992. ; Verified housing payment history - 132 months of current and prior mortgage history paid 0x30.
											1/31/17 - Received signed official letter on company letterhead stating CHARM Booklet was sent electronically on 09/07/16. COMP 0037 Exception Cleared.	Approved	A	A	A	A	A
300228231	271918	12/29/2016	Compliance	Missing Evidence of Service Provider List	TRID 0151	1	Closed	Missing Settlement Service Provider list.	01/23/2017
Low LTV/CLTV/HCLTV - 68.15% LTV/CLTV. ; Verified credit history - 770/751 qualifying credit scores. No material derogatory credit. Credit file dates back to 1/1992. ; Verified housing payment history - 132 months of current and prior mortgage history paid 0x30.
											1/23/2017 - Exception is cleared with the attached service provider list dated within 3 days of the application date. TRID 0151 Exception Cleared;	Approved	A	A	A	A	A
300228231	271924	12/29/2016	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $810,000 is supported. No post closing CDA provided.	01/05/2017
Low LTV/CLTV/HCLTV - 68.15% LTV/CLTV. ; Verified credit history - 770/751 qualifying credit scores. No material derogatory credit. Credit file dates back to 1/1992. ; Verified housing payment history - 132 months of current and prior mortgage history paid 0x30.
											1/5/17 Value confirmed by CDS which is performed by licensed appraiser. APPR 0040 Exception Cleared.	Approved	A	A	A	A	A
300228231	271992	12/29/2016	Credit	Income used to qualify does not adhere to Appendix Q	QMATR 0010	2	Acknowledged	Missing verification of prior employment to complete 2 year period as required per Appendix Q. Any gaps occurring within this period must also be documented.
Low LTV/CLTV/HCLTV - 68.15% LTV/CLTV. ; Verified credit history - 770/751 qualifying credit scores. No material derogatory credit. Credit file dates back to 1/1992. ; Verified housing payment history - 132 months of current and prior mortgage history paid 0x30.
											3/1/2017 - Exception is overridden to EV2 with the attached post-consummation dated employment gap letter. QMATR 0010 Exception Overridden to EV2;	Approved	B	B	B	B	B
110845115	129035	11/22/2014	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $2,515,000 is supported. No CDA provided.	12/10/2014
Verified employment history - Coborrower employed with for xx years.(pg 158).; Verified housing payment history - 77 months of mortgage history paid 0x30. ; Verified reserves - Post closing reserves $251,063.99. 21 months of PITI reserves.
											12/5/14 - Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.	Approved	A	A	A	A	A
110845115	129036	11/22/2014	Property	Missing Pre-Closing Appraisal Review	APPR 0041	1	Closed	Line 809 of HUD provided reflects that borrower paid an Appraisal Review fee at closing. Missing copy of Lender Desk Review.	11/26/2014
Verified employment history - Coborrower employed with for xx years.(pg 158).; Verified housing payment history - 77 months of mortgage history paid 0x30. ; Verified reserves - Post closing reserves $251,063.99. 21 months of PITI reserves.
											11/25/14 - Subject appraisal was not subject to a final inspection. This supports an additional charge on the HUD1 (line 809). APPR 0041 Exception Cleared.	Approved	A	A	A	A	A
110845115	129059	11/22/2014	Compliance	Special Information Handbook Not Provided Within 3 Business Days	COMP 0039	1	Closed	Copy of Book provided is not signed or dated. No acknowledgement in file.	11/26/2014
Verified employment history - Coborrower employed with for xx years.(pg 158).; Verified housing payment history - 77 months of mortgage history paid 0x30. ; Verified reserves - Post closing reserves $251,063.99. 21 months of PITI reserves.
											11/25/14 - Evidence provided that booklet was provided within 3 business days of application date of 10/28/14. COMP 0039 Exception Cleared.	Approved	A	A	A	A	A
110845115	129113	11/23/2014	Credit	Missing Underwriter Loan Approval	APRV 0001	1	Closed	1008 in file (pg 29) is unsigned and undated. No lender approval in file. Unable to determine loan approval date and approving underwriter.	10/18/2017
Verified employment history - Coborrower employed with for xx years.(pg 158).; Verified housing payment history - 77 months of mortgage history paid 0x30. ; Verified reserves - Post closing reserves $251,063.99. 21 months of PITI reserves.
											11/25/14 - Received underwriter executed 1008 reflecting a date of 11/5/2014. APRV 0001 Exception Cleared.	Approved	A	A	A	A	A